Debt (Tables)	12 Months Ended
Apr. 30, 2011
Debt [Abstract]
Long-term debt

April 30,	2010	2011
5.2% notes, due in fiscal 2012	$250	$252
5.0% notes, due in fiscal 2014	250	250
2.5% notes, due in fiscal 2016	—	249
Other	11	8

	511	759
Less current portion	3	255

	$508	$504